UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: August 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2020

WESTERN ASSET

SMASh SERIES CORE PLUS COMPLETION FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series Core Plus Completion Fund for the six-month reporting period ended August 31, 2020.

Special shareholder notice

Effective August 11, 2020, the Fund’s name changed from Western Asset SMASh Series EC Fund to Western Asset SMASh Series Core Plus Completion Fund. The Fund’s investment objective, policies, and strategies did not change in connection with this name change.

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of August 31, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Western Asset SMASh Series Core Plus Completion Fund

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2020

Western Asset SMASh Series Core Plus Completion Fund	III

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2020 and February 29, 2020 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2020 and held for the six months ended August 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
-3.73%	$1,000.00	$962.70	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended August 31, 2020.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 25.9%
Argentina — 0.4%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	75,590,000	ARS	$479,327	(a)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,190,000		578,935	*(b)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	14,490,000		6,955,200	*(b)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	2,210,000		1,015,937	*(b)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	790,000		354,323	*(b)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		1,238,875	*(b)(c)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,850,000		878,768	*(b)(c)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		1,083,023	*(b)(c)
Total Argentina					12,584,388
Brazil — 2.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	67,555,000	BRL	12,640,206
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	213,849,000	BRL	43,939,244
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	23,207,000	BRL	4,955,487
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	5,560,000		6,153,169
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		3,595,022
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,080,000		9,532,139
Total Brazil					80,815,267

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	3

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†		Value
China — 4.0%
China Government Bond, Senior Notes	3.390%	5/21/25	140,000,000	CNY	$21,058,686	(d)
China Government Bond, Senior Notes	3.290%	5/23/29	671,000,000	CNY	99,166,993
Total China					120,225,679
Colombia — 0.0%††
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		637,255
Egypt — 0.0%††
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	1,190,000		1,232,507	(c)
Indonesia — 1.6%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	1,000,000		1,043,695	(d)
Indonesia Treasury Bond	7.000%	5/15/27	544,513,000,000	IDR	38,793,630
Indonesia Treasury Bond	7.500%	6/15/35	100,987,000,000	IDR	7,015,172
Total Indonesia					46,852,497
Italy — 5.7%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	138,160,000	EUR	169,514,995	(d)
Kenya — 0.2%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		4,402,242	(d)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000		923,850	(c)
Total Kenya					5,326,092
Mexico — 7.5%
Mexican Bonos, Bonds	10.000%	12/5/24	352,420,000	MXN	19,177,111
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000	MXN	163,331,391
Mexican Bonos, Senior Notes	8.500%	5/31/29	329,390,000	MXN	17,796,423
Mexican Bonos, Senior Notes	7.750%	11/13/42	327,861,500	MXN	16,396,671

See Notes to Financial Statements.

4	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — continued
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	3,310,000		$3,599,625
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		3,805,187
Total Mexico					224,106,408
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		5,034,709	(c)
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		794,731
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,520,000		4,178,903
Total Peru					4,973,634
Russia — 3.4%
Russian Federal Bond — OFZ	7.000%	1/25/23	746,890,000	RUB	10,638,815
Russian Federal Bond — OFZ	7.000%	8/16/23	992,840,000	RUB	14,261,591
Russian Federal Bond — OFZ	7.750%	9/16/26	659,350,000	RUB	9,981,512
Russian Federal Bond — OFZ	8.150%	2/3/27	613,510,000	RUB	9,471,108
Russian Federal Bond — OFZ	7.050%	1/19/28	1,249,561,000	RUB	18,214,010
Russian Federal Bond — OFZ	6.900%	5/23/29	997,790,000	RUB	14,407,052
Russian Federal Bond — OFZ	7.650%	4/10/30	1,497,220,000	RUB	22,638,852
Russian Federal Bond — OFZ	7.250%	5/10/34	93,150,000	RUB	1,371,498
Total Russia					100,984,438
Total Sovereign Bonds (Cost — $834,916,711)					772,287,869
Senior Loans — 21.4%
Communication Services — 3.4%
Diversified Telecommunication Services — 0.7%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.906%	3/1/27	7,494,750		7,279,276	(e)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.662%	1/31/28	15,366,685		15,002,786	(e)(f)(g)
Total Diversified Telecommunication Services					22,282,062

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	5

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — 0.1%
Go Daddy Operating Co. LLC, Term Loan B2	—	2/15/24	2,530,000	$2,485,047	(h)
Media — 2.1%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.910%	4/30/25	3,556,938	3,505,362	(e)(f)(g)(h)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.910%	2/1/27	10,387,550	10,214,691	(e)(f)(g)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	3.410%	8/24/26	200,305	170,259	(e)(f)(g)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.656%	11/18/24	3,083,086	2,923,151	(e)(f)(g)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.156%	5/1/26	7,315,898	6,947,053	(e)(f)(g)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.906%	9/18/26	14,498,533	14,278,040	(e)(f)(g)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.849%	1/31/26	2,380,413	2,338,756	(e)(f)(g)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.406%	12/17/26	9,778,207	9,624,200	(e)(f)(g)
Univision Communications Inc., 2020 Replacement New First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	3/16/26	12,139,805	11,903,078	(e)(f)(g)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.662%	4/30/28	638,000	618,290	(e)(f)(g)
Total Media				62,522,880
Wireless Telecommunication Services — 0.5%
T-Mobile USA Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	3.156%	4/1/27	14,950,000	14,993,849	(e)(f)(g)
Total Communication Services				102,283,838

See Notes to Financial Statements.

6	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 3.5%
Auto Components — 0.4%
American Axle & Manufacturing Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	3.000%	4/6/24	2,200,000	$2,150,157	(e)(f)(g)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.658%	4/30/26	8,808,462	8,659,819	(e)(f)(g)(h)
Total Auto Components				10,809,976
Commercial Services & Supplies — 0.0%††
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	3.920%	12/6/25	1,299,305	1,278,191	(e)(f)(g)
Diversified Consumer Services — 0.5%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	3.405-4.250%	9/23/26	13,385,785	13,362,079	(e)(f)(g)
Hotels, Restaurants & Leisure — 2.4%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.906%	11/19/26	12,188,401	11,757,456	(e)(f)(g)
8th Avenue Food & Provisions Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.500%)	3.662%	10/1/25	997,468	991,733	(e)(f)(g)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.906%	7/31/24	5,249,242	5,068,800	(e)(f)(g)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.911%	3/11/25	7,973,400	7,635,958	(e)(f)(g)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.911%	1/15/27	284,288	271,992	(e)(f)(g)
Boyd Gaming Corp., Refinancing Term Loan B	—	9/15/23	1,952,324	1,904,125	(h)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.906%	12/23/24	4,752,277	4,481,991	(e)(f)(g)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	7

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Caesars Resort Collection LLC, Term Loan B1 (3 mo. USD LIBOR + 4.500%)	4.703-4.772%	7/21/25	7,000,000	$6,806,044	(e)(f)(g)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.072%	3/8/24	2,397,264	1,810,790	(e)(f)(g)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.156%	11/30/23	5,979,009	5,822,060	(e)(f)(g)(h)
Golden Nugget Inc., First Initial Term Loan	3.250%	10/4/23	3,857,234	3,465,080	(e)(f)(g)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.925%	6/22/26	6,007,300	5,797,795	(e)(f)(g)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.656%	5/29/26	5,692,771	5,543,336	(e)(f)(g)
Scientific Games International Inc., Initial Term Loan B5	2.906-3.612%	8/14/24	7,655,890	7,178,767	(e)(f)(g)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	2.500%	2/8/27	3,944,106	3,750,845	(e)(f)(g)
Total Hotels, Restaurants & Leisure				72,286,772
Specialty Retail — 0.2%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000%	7/1/22	2,124,016	2,008,523	(e)(f)(g)
BJ’s Wholesale Club Inc., Term Loan B	—	2/3/24	1,810,000	1,798,041	(h)
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	1,940,509	1,868,345	(e)(f)(g)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	2,410,908	1,705,718	(e)(f)(g)
Total Specialty Retail				7,380,627
Total Consumer Discretionary				105,117,645
Consumer Staples — 0.6%
Food & Staples Retailing — 0.6%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.406%	1/29/27	2,000,000	1,930,892	(e)(f)(g)

See Notes to Financial Statements.

8	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — continued
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	3.072%	9/13/26	7,481,156	$7,204,353	(e)(f)(g)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.906%	6/27/23	9,974,026	9,628,675	(e)(f)(g)
Total Consumer Staples				18,763,920
Financials — 3.4%
Capital Markets — 0.4%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.170%	7/21/25	3,674,050	3,571,482	(e)(f)(g)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.808%	2/1/27	2,741,105	2,683,835	(e)(f)(g)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.156%	7/3/24	4,657,613	4,571,251	(e)(f)(g)
Total Capital Markets				10,826,568
Diversified Financial Services — 2.4%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (1 mo. USD LIBOR + 2.500%)	3.500%	2/1/24	950,000	926,250	(e)(f)(g)
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.906%	2/27/26	7,079,772	7,041,420	(e)(f)(g)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	10,990,000	10,979,691	(e)(f)(g)
Finco I LLC, 2018 Replacement Term Loan	—	12/27/22	1,410,000	1,399,778	(h)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.156%	1/31/25	5,632,648	5,571,038	(e)(f)(g)
RPI 2019 Intermediate Finance Trust, Term Loan B1 (1 week USD LIBOR + 1.750%)	1.906%	2/5/27	8,926,546	8,909,256	(e)(f)(g)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	9

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	3.808%	7/10/25	6,156,524	$6,171,534	(e)(f)(g)
TKC Holdings Inc., First Lien Initial Term Loan	4.750%	2/1/23	2,635,549	2,484,664	(e)(f)(g)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.906%	11/16/26	14,954,312	14,631,867	(e)(f)(g)
UFC Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	12,092,949	11,968,996	(e)(f)(g)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.164%	3/1/26	3,150,176	3,123,926	(e)(f)(g)
Total Diversified Financial Services				73,208,420
Insurance — 0.6%
AmWINS Group, Inc., First Lien Term Loan	3.750%	1/25/24	1,480,000	1,472,516	(e)(f)(g)(h)
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.156%	8/4/22	6,278,663	6,215,876	(e)(f)(g)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.156%	11/3/24	4,674,323	4,603,236	(e)(f)(g)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.156%	11/3/23	4,629,087	4,558,410	(e)(f)(g)(h)
Total Insurance				16,850,038
Total Financials				100,885,026
Health Care — 4.6%
Health Care Providers & Services — 3.2%
Air Medical Group Holdings Inc., 2018 Term Loan (3 mo. USD LIBOR + 3.250%)	4.250%	4/28/22	1,784,494	1,771,747	(e)(f)(g)
Elanco Animal Health Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	1.906%	8/1/27	3,610,000	3,543,923	(e)(f)(g)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	511,756	479,259	(h)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	2,141,038	2,005,082	(e)(f)(g)

See Notes to Financial Statements.

10	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 week USD LIBOR + 2.000%)	2.113%	11/15/27	14,501,078	$14,252,341	(e)(f)(g)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	1.906%	3/13/25	1,227,419	1,220,600	(e)(f)(g)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	16,665,119	16,645,321	(e)(f)(g)(h)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.906%	11/17/25	14,161,310	13,909,069	(e)(f)(g)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.750%	6/7/23	12,177,117	12,079,444	(e)(f)(g)(h)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.656%	8/6/26	7,893,554	7,877,111	(e)(f)(g)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.412%	3/5/26	7,934,233	7,811,253	(e)(f)(g)
Sotera Health Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	12,422,865	12,419,759	(e)(f)(g)
Total Health Care Providers & Services				94,014,909
Health Care Technology — 0.8%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.818%	2/11/26	11,923,757	11,864,138	(e)(f)(g)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	12,060,856	11,871,151	(e)(f)(g)
Total Health Care Technology				23,735,289
Life Sciences Tools & Services — 0.0%††
Parexel International Corp., Initial Term Loan	—	9/27/24	1,000,000	971,750	(h)
Pharmaceuticals — 0.6%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.933%	11/27/25	1,030,000	1,011,761	(e)(f)(g)(h)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	11

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.183%	6/2/25	8,269,120	$8,146,373	(e)(f)(g)
Milano Acquisition Corp., Term Loan	—	8/17/27	8,800,000	8,756,000	(h)
Total Pharmaceuticals				17,914,134
Total Health Care				136,636,082
Industrials — 3.3%
Aerospace & Defense — 0.4%
Boeing Co., Term Loan	—	2/7/22	12,180,000	11,890,725	(h)
Airlines — 0.5%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	13,840,000	13,833,509	(e)(f)(g)
Commercial Services & Supplies — 1.9%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.406%	7/10/26	12,811,407	12,734,001	(e)(f)(g)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.656%	10/1/26	15,369,309	15,165,189	(e)(f)(g)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.930%	10/30/26	3,964,367	3,966,226	(e)(f)(g)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	10,230,000	10,171,658	(e)(f)(g)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.656%	8/27/25	13,459,968	13,403,880	(e)(f)(g)
Total Commercial Services & Supplies				55,440,954
Road & Rail — 0.4%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.308%	12/30/26	12,857,775	12,685,442	(e)(f)(g)
Trading Companies & Distributors — 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.688%	8/15/25	3,136,000	3,104,640	(e)(f)(g)(i)
Total Industrials				96,955,270

See Notes to Financial Statements.

12	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 1.5%
Communications Equipment — 0.1%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.406%	4/4/26	3,780,477	$3,715,797	(e)(f)(g)
IT Services — 0.4%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.906%	9/30/24	12,424,671	12,341,190	(e)(f)(g)
Software — 0.5%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.156%	10/16/26	15,411,375	15,255,335	(e)(f)(g)
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	9,524,654	9,470,487	(e)(f)(g)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.906%	4/29/23	3,660,880	3,628,192	(e)(f)(g)(h)
Total Technology Hardware, Storage & Peripherals				13,098,679
Total Information Technology				44,411,001
Materials — 0.7%
Containers & Packaging — 0.6%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.155%	10/1/22	9,102,208	9,001,702	(e)(f)(g)(h)
Berry Global Inc., Term Loan X	—	1/19/24	1,110,000	1,097,743	(h)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.906%	2/4/27	5,332,856	5,272,493	(e)(f)(g)(h)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.906%	2/6/23	1,785,584	1,765,248	(e)(f)(g)
Total Containers & Packaging				17,137,186
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, Term Loan	—	8/19/27	1,840,000	1,842,530	(h)
Total Materials				18,979,716

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	13

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 0.4%
Equity Real Estate Investment Trusts (REITs) — 0.2%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.933%	12/20/24	6,905,370	$6,662,247	(e)(f)(g)(h)
Real Estate Management & Development — 0.2%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	4/18/24	4,499,190	4,271,418	(e)(f)(g)
Realogy Group LLC, Extended 2025 Term Loan	—	2/7/25	1,230,000	1,178,366	(h)
Total Real Estate Management & Development				5,449,784
Total Real Estate				12,112,031
Total Senior Loans (Cost — $642,256,123)				636,144,529
Collateralized Mortgage Obligations (j) — 15.3%
Alternative Loan Trust, 2007- OA8 1A1 (1 mo. USD LIBOR + 0.180%)	0.355%	6/25/47	4,622,368	3,856,767	(g)
BAMLL Re-REMIC Trust, 2016- GG10 AJA	6.015%	8/10/45	18,382,644	8,104,265	(c)(g)
Banc of America Funding Corp., 2015-R3 1A2	0.620%	3/27/36	30,368,789	25,056,772	(c)(g)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	0.384%	5/26/37	10,631,540	9,242,203	(c)(g)
Banc of America Funding Trust, 2015-R2 9A2	0.449%	3/27/36	17,223,347	15,610,067	(c)(g)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000	28,289,745
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	0.332%	11/26/36	10,558,691	10,035,935	(c)(g)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	0.622%	1/26/36	26,650,000	24,312,904	(c)(g)
Citigroup Commercial Mortgage Trust, 2019-C7-A4	3.102%	12/15/72	15,000,000	16,995,165
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	751,389	(g)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.635%	6/15/38	22,594	11,664	(g)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,787,474	796,688
CSMC Trust, 2014-11R 15A2	3.532%	1/27/36	4,228,290	3,798,985	(c)(g)

See Notes to Financial Statements.

14	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	$326,458	(c)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,100,000	620,810	(c)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.512%	7/15/32	16,100,000	10,547,102	(c)(g)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	10.182%	4/15/36	3,586,277	1,141,075	(c)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.775%	12/25/42	2,610,000	2,421,507	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	3.925%	4/25/43	25,400,000	23,238,722	(c)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.925%	4/25/43	17,591,322	16,664,467	(c)(g)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	5.175%	7/25/25	315,068	323,866	(c)(g)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.425%	1/25/29	10,273,195	10,654,696	(c)(g)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	5.025%	10/25/29	16,410,000	16,461,470	(c)(g)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	1,945,903	204,320	(g)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	44,628	37,700	(g)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.505%	5/16/55	9,002,992	248,407	(g)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	15

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	0.782%	11/26/37	15,882,574	$13,680,630	(c)(g)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.445%	11/25/36	20,005,880	11,847,802	(g)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.593%	11/15/47	3,940,000	3,746,221	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	4,820,110	4,199,867
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.068%	2/12/49	639,351	271,085	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.710%	2/15/51	17,763	16,784	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFX	4.625%	1/16/37	49,120,000	45,814,966	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	38,360,000	34,229,859	(c)(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,193,202	704,082	(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	521,446	307,693	(c)(g)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	4.893%	9/12/49	335,181	128,637	(g)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	90,053	61,140
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	51,956	51,927
MRCD Mortgage Trust, 2019- PARK A	2.718%	12/15/36	7,980,000	8,238,076	(c)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	2.162%	4/18/24	25,140,000	24,727,603	(c)(g)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.920%	5/27/23	31,553,627	29,788,599	(c)(g)

See Notes to Financial Statements.

16	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.870%	10/27/22	15,355,272	$14,822,261	(c)(g)
Prime Mortgage Trust, 2006- DR1 2A1	5.500%	5/25/35	1,327,501	1,105,928	(c)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	1.672%	12/26/37	21,727,745	20,378,257	(c)(g)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	0.725%	5/25/37	7,345,763	5,309,494	(g)
TBW Mortgage-Backed Pass- Through Certificates, 2006-3 4A3,IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	6.925%	7/25/36	19,157,589	4,119,332	(g)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,063,518
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,301,679
WFRBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	927,883	(g)
Total Collateralized Mortgage Obligations (Cost — $473,560,901)				456,596,472
Corporate Bonds & Notes — 14.9%
Communication Services — 1.7%
Diversified Telecommunication Services — 0.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	7,270,000	7,725,829	(c)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,040,000	3,360,675	(c)
Total Diversified Telecommunication Services				11,086,504
Entertainment — 0.2%
Netflix Inc., Senior Notes	5.375%	2/1/21	1,020,000	1,041,991
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	3,293,387
Total Entertainment				4,335,378
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,470,000	3,700,252	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,100,000	3,281,350	(c)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	17

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,400,000	$1,487,507	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	6,150,000	6,526,011	(c)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	682,251
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	116,443
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,660,000	4,932,318
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	880,000	929,500	(c)
Total Media				21,655,632
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	2,184,517
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	467,550	(c)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	831,594
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,980,000	6,015,521
Sprint Corp., Senior Notes	7.875%	9/15/23	180,000	209,588
Sprint Corp., Senior Notes	7.625%	2/15/25	1,973,000	2,366,367
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	200,000	200,500
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	130,000	132,714
Total Wireless Telecommunication Services				12,408,351
Total Communication Services				49,485,865
Consumer Discretionary — 1.8%
Automobiles — 0.4%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,560,000	1,827,618

See Notes to Financial Statements.

18	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	1,000,000	$1,003,750
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	5,250,000	5,369,122
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	210,448
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	2,220,000	2,218,191
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	245,000
Total Automobiles				10,874,129
Diversified Consumer Services — 0.2%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,900,000	3,210,290	(c)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,621,477
Total Diversified Consumer Services				4,831,767
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	970,000	989,158	(c)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	344,602
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	4,240,000	4,449,032	(c)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	1,100,000	1,136,916
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	1,800,000	1,903,500	(c)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	230,000	233,138
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	2,630,000	2,701,838

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	19

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	$2,946,395	(c)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,890,000	2,911,820	(c)
Total Hotels, Restaurants & Leisure				17,616,399
Household Durables — 0.3%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	1,623,258
Lennar Corp., Senior Notes	4.750%	5/30/25	160,000	175,617
Lennar Corp., Senior Notes	5.250%	6/1/26	606,000	686,047
Lennar Corp., Senior Notes	5.000%	6/15/27	340,000	387,960
Lennar Corp., Senior Notes	4.750%	11/29/27	2,200,000	2,510,750
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,650,000	1,917,663
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,850,000	1,944,618
Total Household Durables				9,245,913
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	450,000	473,672	(c)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	3,760,000	4,014,740	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	2,006,713	(c)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	3,460,000	3,550,462
Total Textiles, Apparel & Luxury Goods				10,045,587
Total Consumer Discretionary				52,613,795
Consumer Staples — 1.1%
Beverages — 0.3%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,251,122
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	328,584
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,808,375
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,980,000	2,049,300	(c)
Total Beverages				8,437,381
Food Products — 0.8%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	908,000	987,020
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	1,507,234	(c)

See Notes to Financial Statements.

20	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	432,000	$573,730
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,130,000	1,542,491
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	330,000	455,897	(c)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	330,000	351,701	(c)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,810,000	2,007,003
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	4,250,000	4,843,619
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	2,160,000	2,219,190
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	4,010,000	4,429,321	(c)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	3,440,000	4,084,438	(c)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	580,000	606,764	(c)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	1,170,000	1,289,679	(c)
Total Food Products				24,898,087
Total Consumer Staples				33,335,468
Energy — 3.3%
Oil, Gas & Consumable Fuels — 3.3%
Blue Racer Midstream LLC/ Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,690,000	1,685,310	(c)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,650,000	1,574,579
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	1,700,000	1,770,866
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	31,618
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	601,365	(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	3,859,125	(c)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	21

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	10,000	$10,162	(c)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	431,157
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	2,010,388
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,955,323
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	53,230,000	58,579,615
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,686,869
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	885,000
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	258,168
QEP Resources Inc., Senior Notes	6.875%	3/1/21	150,000	154,481
Range Resources Corp., Senior Notes	5.875%	7/1/22	211,000	214,379
Range Resources Corp., Senior Notes	5.000%	3/15/23	3,140,000	3,134,050
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,680,000	1,571,682
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,488,162
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,320,000	1,331,728
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	700,000	738,063
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	840,000	869,245
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,630,000	1,764,475
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	919,744

See Notes to Financial Statements.

22	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,520,000	$2,554,978	(c)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	258,523
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	200,476
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	6,993,914
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	60,811
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	360,814
WPX Energy Inc., Senior Notes	5.250%	10/15/27	260,000	259,061
WPX Energy Inc., Senior Notes	4.500%	1/15/30	1,110,000	1,062,098
Total Energy				99,276,229
Financials — 0.6%
Banks — 0.2%
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,777,426
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	753,079
CIT Group Inc., Senior Notes	4.750%	2/16/24	1,950,000	2,055,427
Total Banks				5,585,932
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	2,780,000	2,847,824
DAE Funding LLC, Senior Notes	5.750%	11/15/23	820,000	818,889	(c)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	3,270,000	3,248,083	(c)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,210,000	1,155,492	(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	2,802,663	(c)
Total Diversified Financial Services				10,872,951
Thrifts & Mortgage Finance — 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	2,061,250	(c)
Total Financials				18,520,133
Health Care — 2.7%
Health Care Providers & Services — 1.1%
Centene Corp., Senior Notes	4.750%	5/15/22	2,500,000	2,521,875
Centene Corp., Senior Notes	4.750%	1/15/25	230,000	236,900

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	23

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Centene Corp., Senior Notes	5.375%	6/1/26	850,000	$897,813	(c)
Centene Corp., Senior Notes	3.375%	2/15/30	1,490,000	1,553,794
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,671,389	(c)
HCA Inc., Senior Notes	5.375%	2/1/25	2,120,000	2,389,759
HCA Inc., Senior Notes	5.375%	9/1/26	2,030,000	2,303,949
HCA Inc., Senior Notes	5.625%	9/1/28	1,540,000	1,834,279
HCA Inc., Senior Notes	5.875%	2/1/29	4,380,000	5,327,744
HCA Inc., Senior Notes	3.500%	9/1/30	3,110,000	3,277,711
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	12,893
HCA Inc., Senior Secured Notes	4.750%	5/1/23	1,750,000	1,925,410
HCA Inc., Senior Secured Notes	5.000%	3/15/24	890,000	1,006,491
HCA Inc., Senior Secured Notes	5.250%	4/15/25	670,000	781,796
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	106,347
HCA Inc., Senior Secured Notes	4.500%	2/15/27	90,000	102,926
HCA Inc., Senior Secured Notes	5.500%	6/15/47	2,740,000	3,486,889
Total Health Care Providers & Services				33,437,965
Pharmaceuticals — 1.6%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	310,000	343,728	(c)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	914,174	(c)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,380,000	2,608,956	(c)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,020,000	5,253,129	(c)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	420,000	461,658	(c)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	361,620	(c)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	12,847,000	12,915,282
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	480,000	466,668
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,365,000	1,372,132
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	3,750,000	3,751,219

See Notes to Financial Statements.

24	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	940,000	$904,130
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	5,050,000	5,314,241
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	6,310,000	6,841,239	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	7,010,000	6,436,056
Total Pharmaceuticals				47,944,232
Total Health Care				81,382,197
Industrials — 2.7%
Aerospace & Defense — 0.2%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,410,000	2,623,285	(c)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	3,410,000	3,604,217	(c)
Total Aerospace & Defense				6,227,502
Air Freight & Logistics — 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,610,000	1,618,533	(c)
Airlines — 2.2%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	9,940,000	9,964,681
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	6,210,000	6,175,950
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	840,000	807,547
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	8,920,000	9,294,728
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	29,450,000	32,282,038	(c)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	25

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	29,712	$27,927
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	5,670,000	5,910,975	(c)
Total Airlines				64,463,846
Commercial Services & Supplies — 0.1%
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	3,120,000	3,184,350	(c)
Trading Companies & Distributors — 0.1%
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	4,060,000	4,288,375
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	111,247
Total Trading Companies & Distributors				4,399,622
Total Industrials				79,893,853
Information Technology — 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,115,500	(c)
Materials — 0.8%
Chemicals — 0.0%††
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,250,976	(c)
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	910,000	950,040	(c)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	590,000	614,414	(c)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	330,150
Graphic Packaging International LLC, Senior Notes	4.875%	11/15/22	960,000	1,008,974
Reynolds Group Issuer Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,310,576	(c)
Total Containers & Packaging				4,214,154

See Notes to Financial Statements.

26	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — 0.6%
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	2,030,000	$2,173,146
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,260,000	1,424,310
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	9,190,000	10,335,901
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	640,493
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	260,641
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,821,472
Total Metals & Mining				16,655,963
Paper & Forest Products — 0.1%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	2,560,000	2,530,931
Total Materials				24,652,024
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	230,000	196,226
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	1,225,000	1,263,048
Total Real Estate				1,459,274
Total Corporate Bonds & Notes (Cost — $408,621,948)				443,734,338
Asset-Backed Securities — 3.1%
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.575%	7/25/36	29,550,000	26,642,705	(c)(g)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.675%	10/25/37	8,350,000	8,248,891	(c)(g)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	0.322%	8/25/36	16,695,083	8,008,788	(g)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 0.900%)	1.075%	1/25/35	4,725,750	4,571,182	(c)(g)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	0.415%	5/25/37	25,250,000	20,516,865	(g)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	27

Western Asset SMASh Series Core Plus Completion Fund

Security		Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)		1.615%	4/15/29	2,000,000	$1,992,638	(c)(g)
PFCA Home Equity Investment Trust, 2003-IFC5 A		4.216%	1/22/35	13,620,018	13,838,308	(c)(g)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)		0.525%	8/25/36	8,810,000	8,493,713	(g)
Total Asset-Backed Securities (Cost — $94,208,400)					92,313,090
U.S. Government & Agency Obligations — 1.1%
U.S. Government Obligations — 1.1%
U.S. Treasury Bonds		3.750%	11/15/43	4,420,000	6,551,787	(k)(l)
U.S. Treasury Bonds		1.250%	5/15/50	27,240,000	25,882,256
Total U.S. Government & Agency Obligations (Cost — $30,954,307)					32,434,043

		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%††
Australian Dollar Futures, Call @ $72.00		9/4/20	49	49,000	93,590
Euro Futures, Call @ $1.18		9/4/20	98	12,250,000	178,850
Euro Futures, Call @ $1.19		9/4/20	196	24,500,000	252,350
Euro Futures, Call @ $1.18		10/9/20	14	1,750,000	37,800
Euro Futures, Put @ $1.19		10/9/20	7	875,000	8,050
Total Exchange-Traded Purchased Options (Cost — $365,995)					570,640

	Counterparty
OTC Purchased Options — 0.1%
Credit default swaption to buy protection on Markit CDX.NA.IG.34 Index, Put @ 250.00bps	Bank of America N.A.	9/16/20	225,000,000	225,000,000	145
U.S. Dollar/ Euro, Put @ $1.14	Goldman Sachs Group Inc.	9/11/20	31,310,000	31,310,000	1,531,998
Total OTC Purchased Options (Cost — $493,996)					1,532,143
Total Purchased Options (Cost — $859,991)					2,102,783

See Notes to Financial Statements.

28	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Security	Rate	Maturity Date	Face Amount†		Value
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Argentina — 0.0%††
Argentina Treasury Bond (Cost — $486,323)	1.000%	8/5/21	54,173,885	ARS	$423,169	(a)
Total Investments before Short-Term Investments (Cost — $2,485,864,704)					2,436,036,293
Short-Term Investments — 13.1%
U.S. Government Agencies — 3.0%
Federal Home Loan Bank (FHLB), Discount Notes	0.058%	9/23/20	80,000,000		79,997,066	(m)
Federal Home Loan Bank (FHLB), Discount Notes	0.080%	10/23/20	9,000,000		8,998,960	(m)
Total U.S. Government Agencies (Cost — $88,991,298)					88,996,026

			Shares
Overnight Deposits — 10.1%
BNY Mellon Cash Reserve Fund (Cost — $302,280,014)	0.010%		302,280,014		302,280,014
Total Short-Term Investments (Cost — $391,271,312)					391,276,040
Total Investments — 94.9% (Cost — $2,877,136,016)					2,827,312,333
Other Assets in Excess of Liabilities — 5.1%					151,264,320
Total Net Assets — 100.0%					$2,978,576,653

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	29

Western Asset SMASh Series Core Plus Completion Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	The coupon payment on these securities is currently in default as of August 31, 2020.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of this loan is unfunded as of August 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(l)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(m)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

30	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CNY	— Chinese Yuan Renminbi

EUR	— Euro

IDR	— Indonesian Rupiah

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

USD	— United States Dollar

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	4,017	12/20	$989,246,146	$1,001,387,887	$12,141,741
90-Day Eurodollar	1,553	3/21	380,016,561	387,473,500	7,456,939
Australian Dollar	2,950	9/20	205,459,135	217,975,500	12,516,365
British Pound	1,366	9/20	108,967,209	114,223,212	5,256,003
Canadian Dollar	511	9/20	38,064,791	39,229,470	1,164,679
Euro	138	9/20	19,665,276	20,595,638	930,362
Euro-Bobl	251	9/20	40,227,352	40,325,838	98,486
Euro-BTP	2,060	9/20	346,029,353	359,428,189	13,398,836
Euro-BTP	672	12/20	116,702,788	115,718,672	(984,116)
Euro-OAT	481	9/20	95,193,383	96,128,006	934,623
Japanese Yen	52	9/20	6,045,430	6,140,875	95,445
Mexican Peso	2,638	9/20	59,045,105	60,172,780	1,127,675
Russian Ruble	309	9/20	11,129,873	10,417,163	(712,710)
U.S. Treasury 5-Year Notes	8,616	12/20	1,084,538,391	1,085,885,250	1,346,859
U.S. Treasury Long- Term Bonds	3,131	12/20	556,026,288	550,175,406	(5,850,882)
U.S. Treasury Ultra Long-Term Bonds	1,443	12/20	324,352,343	318,767,719	(5,584,624)
					43,335,681

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	31

Western Asset SMASh Series Core Plus Completion Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro	4	12/20	$588,940	$598,125	$(9,185)
Euro-Bund	3,275	9/20	685,769,055	686,127,323	(358,268)
Euro-Bund	2,926	12/20	605,561,291	603,128,613	2,432,678
Euro-Buxl	259	9/20	66,647,869	67,045,124	(397,255)
Japanese 10-Year Bonds	93	9/20	133,324,322	133,105,509	218,813
U.S. Treasury 10-Year Notes	794	12/20	110,667,651	110,564,500	103,151
United Kingdom Long Gilt Bonds	2,369	12/20	431,566,785	427,544,369	4,022,416
					6,012,350
Net unrealized appreciation on open futures contracts					$49,348,031

At August 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,586,065	EUR	13,690,000	Goldman Sachs Group Inc.	9/15/20	$(756,270)
CAD	79,150,000	USD	57,828,136	BNP Paribas SA	10/16/20	2,860,469
CAD	214,890,000	USD	157,001,745	BNP Paribas SA	10/16/20	7,766,091
EUR	4,000,000	USD	4,734,680	BNP Paribas SA	10/16/20	43,549
EUR	272,791,719	USD	316,140,710	BNP Paribas SA	10/16/20	9,724,628
USD	22,675,058	CNH	159,943,057	BNP Paribas SA	10/16/20	(595,840)
USD	100,180,701	CNY	706,574,482	BNP Paribas SA	10/16/20	(2,529,288)
USD	182,938,801	EUR	162,740,000	BNP Paribas SA	10/16/20	(11,463,454)
USD	183,676,176	EUR	162,740,000	BNP Paribas SA	10/16/20	(10,726,079)
USD	186,643,547	EUR	165,800,000	BNP Paribas SA	10/16/20	(11,414,053)
USD	283,948,033	EUR	251,446,555	BNP Paribas SA	10/16/20	(16,419,283)
EUR	5,000,000	USD	5,666,005	Citibank N.A.	10/16/20	306,781
EUR	7,500,000	USD	8,876,157	Citibank N.A.	10/16/20	83,023
GBP	59,448,586	USD	74,197,245	Citibank N.A.	10/16/20	5,293,396
MXN	2,059,240,000	USD	91,229,842	Citibank N.A.	10/16/20	2,345,296
RUB	265,000,000	USD	3,508,266	Citibank N.A.	10/16/20	51,833
USD	3,908,625	GBP	3,000,000	Citibank N.A.	10/16/20	(102,773)
USD	65,850,162	MXN	1,483,149,786	Citibank N.A.	10/16/20	(1,546,521)
USD	83,198,547	MXN	1,877,500,000	Citibank N.A.	10/16/20	(2,118,037)
ZAR	284,980,000	USD	16,237,344	Citibank N.A.	10/16/20	491,179
BRL	156,516,804	USD	29,128,618	Goldman Sachs Group Inc.	10/16/20	(600,114)
MXN	1,570,487,320	USD	68,613,191	Goldman Sachs Group Inc.	10/16/20	2,752,249

See Notes to Financial Statements.

32	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	6,654,331,009	USD	91,885,267	Goldman Sachs Group Inc.	10/16/20	$(2,488,755)
USD	10,663,351	JPY	1,145,254,596	Goldman Sachs Group Inc.	10/16/20	(156,085)
CAD	177,799,947	USD	131,022,831	JPMorgan Chase & Co.	10/16/20	5,306,047
IDR	1,292,892,733,489	USD	87,222,069	JPMorgan Chase & Co.	10/16/20	1,178,318
INR	1,625,339,626	USD	21,290,799	JPMorgan Chase & Co.	10/16/20	684,841
USD	57,464,584	AUD	82,900,185	JPMorgan Chase & Co.	10/16/20	(3,687,218)
Total						$(25,716,070)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At August 31, 2020, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	448,516,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	$3,290,970

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
296,183,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	$(741,275)	$1,121,696
1,482,510,000MXN	7/18/29	28-Day MXN TIIE-Banxico every 28 days	7.450% every 28 days	559,983	7,791,260

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	33

Western Asset SMASh Series Core Plus Completion Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
1,560,270,000MXN	7/20/29	28-Day MXN TIIE-Banxico every 28 days	7.440% every 28 days	$713,764	$8,024,368
30,600,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	897,356	1,023,820
23,510,000	3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	1,745,938
23,618,000	3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	1,666,511
Total				$1,429,828	$21,373,593

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION1

Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.34 Index	$232,290,750	6/20/25	5.000% quarterly	$13,280,295	$(3,675,489)	$16,955,784
Markit CDX.NA.IG.34 Index	156,280,000	6/20/25	1.000% quarterly	2,577,213	9,254	2,567,959
Total	$388,570,750			$15,857,508	$(3,666,235)	$19,523,743

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

† Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Financial Statements.

34	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series Core Plus Completion Fund

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	35

Statement of assets and liabilities (unaudited)

August 31, 2020

Assets:
Investments, at value (Cost — $2,877,136,016)	$2,827,312,333
Foreign currency, at value (Cost — $53,094,045)	52,894,561
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $52,695,941)	57,424,228
Deposits with brokers for open futures contracts and exchange-traded options	42,812,811
Unrealized appreciation on forward foreign currency contracts	38,887,700
Deposits with brokers for centrally cleared swap contracts	35,870,355
Interest receivable	17,077,693
Receivable for securities sold	6,900,975
Receivable from broker — net variation margin on open futures contracts	6,826,247
Receivable for Fund shares sold	6,099,496
Deposits with brokers for OTC derivatives	4,220,000
OTC swaps, at value (premiums paid — $0)	3,290,970
Receivable from investment manager	84,265
Security litigation proceeds receivable	10,048
Prepaid expenses	102,601
Total Assets	3,099,814,283

Liabilities:
Unrealized depreciation on forward foreign currency contracts	64,603,770
Payable for securities purchased	53,243,979
Payable for Fund shares repurchased	2,245,182
Payable to broker — net variation margin on centrally cleared swap contracts	1,020,750
Trustees’ fees payable	9,053
Accrued expenses	114,896
Total Liabilities	121,237,630
Total Net Assets	$2,978,576,653

Net Assets:
Par value (Note 5)	$3,368
Paid-in capital in excess of par value	3,021,208,291
Total distributable earnings (loss)	(42,635,006)
Total Net Assets	$2,978,576,653

Shares Outstanding	336,790,463

Net Asset Value	$8.84

See Notes to Financial Statements.

36	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2020

Investment Income:
Interest	$51,842,521
Less: Foreign taxes withheld	(139,492)
Total Investment Income	51,703,029

Expenses:
Custody fees	157,442
Fund accounting fees	76,701
Registration fees	63,196
Interest expense	41,770
Legal fees	30,341
Trustees’ fees	23,506
Audit and tax fees	21,912
Commitment fees (Note 6)	17,927
Commodity pool reports	13,482
Insurance	13,387
Shareholder reports	10,683
Transfer agent fees	10,626
Miscellaneous expenses	13,114
Total Expenses	494,087
Less: Fee waivers and/or expense reimbursements (Note 2)	(494,087)
Net Expenses	—
Net Investment Income	51,703,029

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(35,064,148)	†
Futures contracts	112,952,009
Written options	8,254,174
Swap contracts	(24,742,934)
Forward foreign currency contracts	(136,569,045)
Foreign currency transactions	(2,309,164)
Net Realized Loss	(77,479,108)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(66,078,296)
Futures contracts	14,572,238
Swap contracts	47,267,680
Forward foreign currency contracts	12,574,851
Foreign currencies	5,384,407
Change in Net Unrealized Appreciation (Depreciation)	13,720,880
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(63,758,228)
Decrease in Net Assets From Operations	$(12,055,199)

†	Net of foreign capital gains tax of $417.

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	37

Statements of changes in net assets

For the Six Months Ended August 31, 2020 (unaudited) and the Year Ended February 29, 2020	August 31	February 29

Operations:
Net investment income	$51,703,029	$104,197,081
Net realized gain (loss)	(77,479,108)	115,359,173
Change in net unrealized appreciation (depreciation)	13,720,880	36,856,330
Increase (Decrease) in Net Assets From Operations	(12,055,199)	256,412,584

Distributions to Shareholders From (Note 1):
Total distributable earnings	(21,828,557)	(182,243,635)
Decrease in Net Assets From Distributions to Shareholders	(21,828,557)	(182,243,635)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	894,670,458	831,876,356
Cost of shares repurchased	(286,085,816)	(346,683,686)
Increase in Net Assets From Fund Share Transactions	608,584,642	485,192,670
Increase in Net Assets	574,700,886	559,361,619

Net Assets:
Beginning of period	2,403,875,767	1,844,514,148
End of period	$2,978,576,653	$2,403,875,767

See Notes to Financial Statements.

38	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2020[1,2]	2020[1,3]	2019[1]	2018[1]	2017[1,4]	2016[1,5]	2015[1,5]

Net asset value, beginning of period	$9.27	$8.91	$9.18	$9.20	$9.42	$9.14	$9.59

Income (loss) from operations:
Net investment income	0.16	0.45	0.44	0.45	0.15	0.47	0.46
Net realized and unrealized gain (loss)	(0.51)	0.69	(0.31)	0.23	(0.04)	0.31	(0.28)
Total income (loss) from operations	(0.35)	1.14	0.13	0.68	0.11	0.78	0.18

Less distributions from:
Net investment income	(0.08)	(0.64)	(0.40)	(0.70)	(0.19)	(0.46)	(0.56)
Net realized gains	—	(0.14)	—	—	(0.14)	(0.04)	(0.07)
Total distributions	(0.08)	(0.78)	(0.40)	(0.70)	(0.33)	(0.50)	(0.63)

Net asset value, end of period	$8.84	$9.27	$8.91	$9.18	$9.20	$9.42	$9.14
Total return[6]	(3.73)%	13.16%	1.44%	7.49%	1.19%	8.88%	1.99%

Net assets, end of period (millions)	$2,979	$2,404	$1,845	$1,735	$1,083	$995	$585

Ratios to average net assets:
Gross expenses[7]	0.04%[8]	0.04%	0.04%	0.04%	0.04%[8]	0.05%	0.05%
Net expenses[9,10]	0.00 [8]	0.00	0.00	0.00	0.00 [8]	0.00	0.00
Net investment income	3.86 [8]	4.88	5.09	4.80	5.00 [8]	5.17	4.94
Portfolio turnover rate	16%	31%	37%	26%	13%	36%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[8]	Annualized.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	39

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Plus Completion Fund (formerly known as Western Asset SMASh Series EC Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or

40	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	41

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$772,287,869	—	$772,287,869
Senior Loans:
Industrials	—	93,850,630	$3,104,640	96,955,270
Other Senior Loans	—	539,189,259	—	539,189,259
Collateralized Mortgage Obligations	—	456,596,472	—	456,596,472
Corporate Bonds & Notes	—	443,734,338	—	443,734,338
Asset-Backed Securities	—	92,313,090	—	92,313,090
U.S. Government & Agency Obligations	—	32,434,043	—	32,434,043
Purchased Options:
Exchange-Traded Purchased Options	$570,640	—	—	570,640
OTC Purchased Options	—	1,532,143	—	1,532,143
Non-U.S. Treasury Inflation Protected Securities	—	423,169	—	423,169
Total Long-Term Investments	570,640	2,432,361,013	3,104,640	2,436,036,293
Short-Term Investments†:
U.S. Government Agencies	—	88,996,026	—	88,996,026
Overnight Deposits	—	302,280,014	—	302,280,014
Total Short-Term Investments	—	391,276,040	—	391,276,040
Total Investments	$570,640	$2,823,637,053	$3,104,640	$2,827,312,333

42	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$63,245,071	—	—	$63,245,071
Forward Foreign Currency Contracts	—	$38,887,700	—	38,887,700
OTC Interest Rate Swaps	—	3,290,970	—	3,290,970
Centrally Cleared Interest Rate Swaps	—	21,373,593	—	21,373,593
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	19,523,743	—	19,523,743
Total Other Financial Instruments	$63,245,071	$83,076,006	—	$146,321,077
Total	$63,815,711	$2,906,713,059	$3,104,640	$2,973,633,410

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$13,897,040	—	—	$13,897,040
Forward Foreign Currency Contracts	—	$64,603,770	—	64,603,770
Total	$13,897,040	$64,603,770	—	$78,500,810

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	43

purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,

44	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	45

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2020, the total notional value of all credit default swaps to sell protection was $388,570,750. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to

46	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate,

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	47

on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

48	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At August 31, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	49

difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(n) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions,

50	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any,

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	51

will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2020, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $64,603,770. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

As of August 31, 2020, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $4,220,000, which could be used to reduce the required payment.

At August 31, 2020, the Fund held non-cash collateral from Citibank N.A. and JPMorgan Chase & Co. in the amounts of $40,294 and $5,136,448, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(q) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

52	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. As of July 31, 2020, LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended August 31, 2020, fees waived and/or expenses reimbursed amounted to $494,087.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	53

As of July 31, 2020, Legg Mason Investor Services, LLC (“LMIS”) is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources and serves as the Fund’s sole and exclusive distributor. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$685,288,911	$81,451,646
Sales	217,415,342	141,614,456

At August 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,877,136,016	$78,350,734	$(128,174,417)	$(49,823,683)
Futures contracts	—	63,245,071	(13,897,040)	49,348,031
Forward foreign currency contracts	—	38,887,700	(64,603,770)	(25,716,070)
Swap contracts	(2,236,407)	44,188,306	—	44,188,306

54	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	—	$2,102,638	$145	$2,102,783
Futures contracts[3]	$42,154,542	21,090,529	—	63,245,071
Forward foreign currency contracts	—	38,887,700	—	38,887,700
OTC swap contracts	3,290,970	—	—	3,290,970
Centrally cleared swap contracts[4]	21,373,593	—	19,523,743	40,897,336
Total	$66,819,105	$62,080,867	$19,523,888	$148,423,860

LIABILITY DERIVATIVES[1]
		Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[3]		$13,175,145	$721,895	$13,897,040
Forward foreign currency contracts		—	64,603,770	64,603,770
Total		$13,175,145	$65,325,665	$78,500,810

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	55

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(1,884,888)	$(8,416,623)	$(49,450)	$(10,350,961)
Written options	200,522	8,053,652	—	8,254,174
Futures contracts	114,040,294	(1,088,285)	—	112,952,009
Forward foreign currency contracts	—	(136,569,045)	—	(136,569,045)
Swap contracts	(19,225,020)	—	(5,517,914)	(24,742,934)
Total	$93,130,908	$(138,020,301)	$(5,567,364)	$(50,456,757)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(1,215,897)	$5,167,909	$(39,230)	$3,912,782
Futures contracts	(15,836,392)	30,408,630	—	14,572,238
Forward foreign currency contracts	—	12,574,851	—	12,574,851
Swap contracts	27,435,730	—	19,831,950	47,267,680
Total	$10,383,441	$48,151,390	$19,792,720	$78,327,551

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

During the six months ended August 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$2,208,655
Written options†	11,683,077
Futures contracts (to buy)	4,716,452,276
Futures contracts (to sell)	2,005,227,252
Forward foreign currency contracts (to buy)	1,271,299,592
Forward foreign currency contracts (to sell)	1,333,597,730

56	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Average Notional Balance
Interest rate swap contracts	$693,927,860
Credit default swap contracts (to sell protection)	231,632,157

†	At August 31, 2020, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of August 31, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$145	—	$145	—	$145
BNP Paribas SA	20,394,737	$(53,147,997)	(32,753,260)	$2,370,000	(30,383,260)
Citibank N.A.	8,571,508	(3,767,331)	4,804,177	(40,294)	4,763,883
Goldman Sachs Group Inc.	4,284,247	(4,001,224)	283,023	1,850,000	2,133,023
JPMorgan Chase & Co.	10,460,176	(3,687,218)	6,772,958	(5,136,448)	1,636,510
Total	$43,710,813	$(64,603,770)	$(20,892,957)	$(956,742)	$(21,849,699)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Shares of beneficial interest

At August 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2020	Year Ended February 29, 2020
Shares sold	112,318,507	89,350,837
Shares repurchased	(34,728,112)	(37,232,519)
Net increase	77,590,395	52,118,318

6. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the

Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report	57

“Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended August 31, 2020, the Fund incurred a commitment fee in the amount of $17,927. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2020.

7. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

58	Western Asset SMASh Series Core Plus Completion Fund 2020 Semi-Annual Report

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction (the “Transaction”). The Transaction closed on July 31, 2020. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadvisers, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Ltd in Japan (“Western Japan”), and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore” and together with Western Asset, WAML, and Western Japan, the “Subadvisers,” and, collectively with the Manager, the “Advisers”), each a wholly owned subsidiary of Legg Mason, became wholly owned subsidiaries of Franklin Templeton. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the Fund’s management agreement with the Manager that was in place prior to the closing of the Transaction (the “Existing Management Agreement”) and the sub-advisory agreements between the Manager and Western Asset and between Western Asset and each of WAML, Western Japan, and Western Singapore that were in place prior to the closing of the Transaction (the “Existing Sub-advisory Agreements,” and, collectively, the “Existing Agreements”).

At a meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on April 14, 2020,1 the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Western Asset SMASh Series Core Plus Completion Fund (the “Fund”), a series of the Trust, and new sub-advisory agreements (the “New Sub-Advisory Agreements,” and collectively, the “New Agreements”) between the Manager and Western Asset and between Western Asset and each of WAML, Western Japan, and Western Singapore with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. Shareholders of the Fund have approved the New Agreements.

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Western Asset SMASh Series Core Plus Completion Fund	59

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the Transaction.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

60	Western Asset SMASh Series Core Plus Completion Fund

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Board considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board of its intent to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there would not be any expected diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and represented that there were not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel prior to the closing of the Transaction, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that no changes to the Fund’s custodian or other service providers were expected as a result of the Transaction;

(vi)

that Franklin Templeton informed the Board that it had no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii)	that Franklin Templeton did not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix)	that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional

Western Asset SMASh Series Core Plus Completion Fund	61

opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason would each derive benefits from the Transaction and that, as a result, they had financial interests in the matters that were being considered;

(xi)	the fact that the Fund’s fees and expenses would remain the same and would not be increased by virtue of the New Agreements;

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Existing Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv)

that the Existing Agreements were the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Existing Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the fee and expense structure for the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, and such other matters as the Trustees considered relevant in the exercise of their business judgment;

(xv)	that the Existing Agreements were considered and approved in November 2019;

(xvi)

that the Fund would not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement; and

(xvii)

that under the Transaction Agreement Franklin Templeton acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940

62	Western Asset SMASh Series Core Plus Completion Fund

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-Advisory Agreements.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the New Management Agreement and each New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Existing Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Existing Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Western Asset SMASh Series Core Plus Completion Fund	63

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Existing Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason advised the Boards that, following the Transaction, no diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, were expected, and that no changes in portfolio management personnel as a result of the Transaction were expected. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of

64	Western Asset SMASh Series Core Plus Completion Fund

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as short global income funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2019 was above the median.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Management fees and expense ratios

The Board noted that the Fund does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes and extraordinary expenses. The Board considered that this arrangement

Western Asset SMASh Series Core Plus Completion Fund	65

is expected to continue through December 2021. In addition, the Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense structure for the Fund was reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes and extraordinary expenses.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Existing Agreements, the Board considered, among other things, that the Fund pays no management fees to the Manager. The Board also noted that the Manager has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes and extraordinary expenses.

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

66	Western Asset SMASh Series Core Plus Completion Fund

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board determined that the fee and expense structure for the Fund was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadvisers under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Existing Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

Western Asset SMASh Series Core Plus Completion Fund	67

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	2,384,085,866.663	971,060.898	1,432,854.813	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	2,384,170,407.582	886,519.979	1,432,854.813	0
To Approve a New Subadvisory Agreement with Western Asset Management Company Limited	2,383,960,222.198	1,096,705.364	1,432,854.813	0
To Approve a New Subadvisory Agreement with Western Asset Management Company Ltd	2,384,170,407.582	886,519.979	1,432,854.813	0
To Approve a New Subadvisory Agreement with Western Asset Management Company Pte. Ltd.	2,384,075,750.577	886,519.979	1,527,511.819	0

68	Western Asset SMASh Series Core Plus Completion Fund

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Western Asset

SMASh Series Core Plus Completion Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset SMASh Series Core Plus Completion Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series Core Plus Completion Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series Core Plus Completion Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/smashfundsPbc8

©2020Legg Mason Investor Services, LLC

PMember FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/smashfunds

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04237 10/20 SR20-3994

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 22, 2020